Note 31 - Financial Instruments - Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade and other payables	$ 5,116	$ 7,493
Term loan facility	2,471	5,960
	7,587	13,453
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	5,116	7,493
Term loan facility
	5,116	7,493
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables
Term loan facility	2,471	5,960
	$ 2,471	$ 5,960